UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon Special Opportunities Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:


Signature:	______________________
Place:		New York, NY
Date:		May 14, 2008



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
		holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    121880

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCED MICRO DEVIC ES INC CO OPTIONS - CALLS  99O9SY4R0     1767   300000 SH  CALL SH-OTH                    0   300000        0
D AMERICAN TOWER                 COMMON STOCK     029912201     6352   162000 SH       SH-OTH                    0   162000        0
D CAVIUM NETWORKS INC COM        COMMON STOCK     14965A101     7173   437356 SH       SH-OTH                    0   437356        0
D CERAGON NETWORKS LTD  COM STK  COMMON STOCK     M22013102     1134   120000 SH       SH-OTH                    0   120000        0
D CLEARWIRE CORP CLASS  A        COMMON STOCK     185385309     1407    95000 SH       SH-OTH                    0    95000        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109    15818   450000 SH       SH-OTH                    0   450000        0
D GIANT INTERCTIVE               ADRS STOCKS      374511103     3163   250000 SH       SH-OTH                    0   250000        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105     8160   750000 SH       SH-OTH                    0   750000        0
D MONSTER WORLDWIDE INC COM      COMMON STOCK     611742107     7263   300000 SH       SH-OTH                    0   300000        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204     3183   100000 SH       SH-OTH                    0   100000        0
D P.F. CHANG'S CHINA B ISTRO INC COMMON STOCK     69333Y108     4266   150000 SH       SH-OTH                    0   150000        0
D P.F. CHANG'S CHINA B ISTRO INC OPTIONS - CALLS  99O9M8VH5     3555   125000 SH  CALL SH-OTH                    0   125000        0
D PARAMETRIC TECHNOLOG Y CORP CO COMMON STOCK     699173209     4794   300000 SH       SH-OTH                    0   300000        0
D PEOPLESUPPORT                  COMMON STOCK     712714302    19721  2162386 SH       SH-OTH                    0  2162386        0
D POWERWAVE TECHNOLOGIES INC     COMMON STOCK     739363109     1454   570000 SH       SH-OTH                    0   570000        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103     2563    62500 SH       SH-OTH                    0    62500        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102     8417    75000 SH       SH-OTH                    0    75000        0
D SBA COMMUNICATIONS C ORP CL A  COMMON STOCK     78388J106     4325   145000 SH       SH-OTH                    0   145000        0
D SPRINT NEXTEL CORP             COMMON STOCK     852061100     9701  1450000 SH       SH-OTH                    0  1450000        0
D STARENT NETWORKS  CORP COM STK COMMON STOCK     85528P108     1688   125000 SH       SH-OTH                    0   125000        0
D VOLTERRA SEMI                  COMMON STOCK     928708106      567    50000 SH       SH-OTH                    0    50000        0
D ZOLL MEDICAL CORP  COM STK     COMMON STOCK     989922109     5409   203441 SH       SH-OTH                    0   203441        0
S REPORT SUMMARY                 22 DATA RECORDS              121880
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